11. INCOME TAXES (Details-Income tax provision) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax benefit at statutory rate			$ (444,442)	$ (782,067)
State taxes			(94,475)	(132,094)
Stock-based compensation			2,293,891	0
Investment in KannaLife Sciences			(2,567,000)	0
Amortization of discount on convertible note			200,421	3,880
Permanent differences			(8,114)	0
Other			69,948	0
Change in valuation allowance			549,771	910,281
Tax provision	$ 0	$ 0	$ 0	$ 0